Pension and Postretirement Expense Level 4 (Details) - Amounts Recognized in Other Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax	$ (77)	$ 68	$ (108)
United States Pension Plans of US Entity, Defined Benefit [Member]
Actuarial losses	17
Prior Service Cost from Plan Amendments	0
Amortization of prior service cost	0	0	0
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax	8
Loss (Gain) recognized in other comprehensive income	9
Deferred income taxes	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax	9
Foreign Pension Plans, Defined Benefit [Member]
Actuarial losses	77
Prior Service Cost from Plan Amendments	(2)
Amortization of prior service cost	0	(1)	(1)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax	3
Loss (Gain) recognized in other comprehensive income	72
Deferred income taxes	(2)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax	70
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Actuarial losses	(3)
Prior Service Cost from Plan Amendments	0
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax	(2)
Loss (Gain) recognized in other comprehensive income	(1)
Deferred income taxes	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax	(1)
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
Actuarial losses	1
Prior Service Cost from Plan Amendments	(2)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax	0
Loss (Gain) recognized in other comprehensive income	(1)
Deferred income taxes	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax	$ (1)